PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.0%
Asset-Backed Securities — 2.4%
Collateralized Loan Obligations
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.790%(c)	01/20/32	5,000	$4,892,068
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.750%(c)	04/20/31	2,500	2,440,381
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
4.024%(c)	02/20/30	4,272	4,202,759

Total Asset-Backed Securities (cost $11,591,365)			11,535,208
Convertible Bond — 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	10/17/22(oo)	470	70,436
(cost $62,275)
Corporate Bonds — 75.5%
Advertising — 0.4%
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27	2,200	1,681,276
National CineMedia LLC,
Sr. Unsec’d. Notes
5.750%	08/15/26	225	44,459
			1,725,735
Aerospace & Defense — 2.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	2,100	1,827,421
5.930%	05/01/60	725	621,129
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,025	861,000
7.125%	06/15/26(a)	1,150	1,052,250
7.500%	12/01/24	1,720	1,709,250
7.500%	03/15/25	824	801,249
7.875%	04/15/27(a)	3,825	3,519,000
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	800	754,377
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	600	567,000
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29(a)	400	322,968
5.500%	11/15/27	775	673,062
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	600	$581,899
			13,290,605
Agriculture — 0.3%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29(a)	1,425	1,168,805
Airlines — 0.7%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	800	836,272
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	125	117,187
5.750%	04/20/29(a)	1,200	1,047,000
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)	425	374,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	640	571,030
4.625%	04/15/29	440	365,375
			3,310,864
Apparel — 0.3%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	250	197,763
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,400	1,068,799
			1,266,562
Auto Manufacturers — 1.4%
Allison Transmission, Inc.,
Gtd. Notes, 144A
3.750%	01/30/31	275	211,147
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	2,150	1,429,586
5.291%	12/08/46(a)	3,575	2,533,776
7.400%	11/01/46	550	502,127
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	375	292,500
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	750	682,237
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,150	963,582
			6,614,955
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	2,175	$1,906,235
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26(a)	990	916,158
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	698	298,195
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)	475	451,487
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	475	349,186
4.500%	02/15/32(a)	475	344,026
5.375%	11/15/27	175	148,274
5.625%	06/15/28(a)	50	41,660
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	04/15/29	50	49,495
7.875%	01/15/29	125	123,803
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	625	567,917
			5,196,436
Banks — 0.3%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(a)(oo)	600	497,235
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	05/01/26(a)	550	410,601
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	725	491,913
			1,399,749
Building Materials — 1.4%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28(a)	550	454,783
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	975	550,008
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	325	288,485
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	800	687,489
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25(a)	350	283,652
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)	275	$210,375
5.375%	02/01/28(a)	325	286,812
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	600	446,756
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28(a)	1,500	1,220,753
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	600	423,494
4.375%	07/15/30	1,050	802,818
4.750%	01/15/28(a)	625	528,956
5.000%	02/15/27(a)	690	610,434
			6,794,815
Chemicals — 2.8%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,705	1,629,243
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	275	211,540
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29(a)	225	148,500
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	470	409,022
Gtd. Notes, 144A
4.625%	11/15/29(a)	620	461,174
5.750%	11/15/28(a)	1,010	825,776
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24(a)	1,110	937,294
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29(a)	505	356,233
EverArc Escrow Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	740	597,039
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	775	639,250
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/01/27	506	430,773
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	384,163
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,370	1,211,850

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	425	$331,500
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24(d)	1,510	803,815
10.875%	08/01/24(d)	372	368,433
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	1,395	1,032,162
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30(a)	450	425,397
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	325	241,331
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	1,770	1,221,300
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	500	477,500
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
5.625%	10/01/24	100	97,352
			13,240,647
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	363	377,516
Commercial Services — 4.1%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28(a)	365	329,442
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	985	878,073
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)	1,625	1,054,370
9.750%	07/15/27(a)	1,425	1,173,329
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28(a)	1,260	967,050
4.625%	06/01/28(a)	1,065	804,075
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26	375	314,415
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	525	442,568
4.625%	10/01/27	225	202,512
APi Group DE, Inc.,
Gtd. Notes, 144A
4.750%	10/15/29	250	204,719
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	550	$451,126
5.750%	07/15/27(a)	575	515,108
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25	205	195,678
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29(a)	325	272,288
3.750%	10/01/30	225	184,702
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	225	183,937
5.000%	12/01/29	425	316,140
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	2,000	1,560,805
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28(a)	1,225	1,011,971
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	500	416,699
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	395	387,621
Service Corp. International,
Sr. Unsec’d. Notes
4.000%	05/15/31(a)	750	604,867
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	450	353,323
3.875%	02/15/31	175	142,463
4.000%	07/15/30	100	82,578
4.875%	01/15/28(a)	3,575	3,279,982
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26(a)	3,110	2,995,938
			19,325,779
Computers — 0.5%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	167,000
Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30(a)	610	499,428
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28(a)	325	256,734
5.125%	04/15/29	935	700,773
5.250%	10/01/30(a)	680	515,846

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	300	$292,418
			2,432,199
Distribution/Wholesale — 0.4%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28(a)	2,150	1,707,043
Diversified Financial Services — 2.9%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24(a)	800	698,210
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	400	354,250
5.375%	12/01/24	100	94,589
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26	600	375,846
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	1,675	1,234,959
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	925	483,288
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	850	684,107
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29	750	644,318
4.375%	05/15/31(a)	500	418,139
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30(a)	1,700	1,232,323
5.500%	08/15/28	200	157,406
6.000%	01/15/27(a)	310	264,778
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29(a)	700	532,778
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28(a)	325	239,459
4.000%	09/15/30(a)	550	385,550
6.625%	01/15/28(a)	1,125	964,878
6.875%	03/15/25(a)	1,025	963,416
7.125%	03/15/26(a)	2,550	2,316,219
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	425	307,605
5.375%	10/15/25(a)	575	492,325
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
4.000%	10/15/33	200	138,246
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30(a)	650	$523,387
7.875%	05/01/27(a)	450	394,272
			13,900,348
Electric — 4.2%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	1,632	1,332,686
5.000%	02/01/31(a)	1,925	1,538,963
5.125%	03/15/28(a)	4,900	4,237,233
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	438	261,430
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	750	695,490
6.625%	01/15/27	442	434,948
Gtd. Notes, 144A
3.375%	02/15/29	275	222,913
3.625%	02/15/31(a)	900	702,697
3.875%	02/15/32	725	566,847
5.250%	06/15/29(a)	775	682,482
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	935	808,784
5.250%	07/01/30(a)	2,355	2,007,439
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	800	699,479
8.000%(ff)	10/15/26(oo)	1,150	1,057,219
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	925	773,121
5.000%	07/31/27(a)	1,515	1,367,875
5.500%	09/01/26(a)	1,350	1,260,894
5.625%	02/15/27(a)	1,458	1,365,444
			20,015,944
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	200	149,468
4.750%	06/15/28	225	178,340
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)	500	500,013
7.250%	06/15/28(a)	835	821,814
			1,649,635
Electronics — 0.2%
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	1,060	979,349

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.3%
AECOM,
Gtd. Notes
5.125%	03/15/27	375	$350,659
Artera Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	550	442,836
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	500	395,550
4.125%	02/15/32	325	249,376
			1,438,421
Entertainment — 2.4%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26	492	336,160
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)	1,130	1,089,037
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)	650	498,634
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	415,110
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29	100	82,447
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26(a)	1,550	1,529,154
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26(a)	975	888,781
6.250%	01/15/27(a)	450	434,813
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	425	365,027
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	850	700,824
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	1,050	885,937
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	750	577,560
5.625%	01/15/27(a)	1,625	1,441,729
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)	1,200	809,720
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	800	640,906
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	770	$622,239
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	225	221,066
			11,539,144
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	200	166,696
4.375%	08/15/29(a)	450	375,201
			541,897
Foods — 2.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29(a)	800	646,000
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	1,460	1,182,500
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	625	462,957
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	475	436,712
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	150	127,622
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)	950	877,562
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	1,875	1,460,594
4.875%	10/01/49	750	619,636
5.000%	07/15/35	163	147,667
5.200%	07/15/45	250	217,370
5.500%	06/01/50	750	676,848
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	575	486,210
4.375%	01/31/32(a)	575	476,564
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
3.500%	03/01/32	300	226,266
4.250%	04/15/31	475	381,037
5.875%	09/30/27	2,150	2,090,325
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	1,160	952,643
5.500%	12/15/29(a)	425	367,801
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)	775	623,875
			12,460,189

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,175	$1,092,905
5.750%	05/20/27	1,450	1,305,059
5.875%	08/20/26	975	887,890
			3,285,854
Healthcare-Products — 0.7%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	2,225	1,786,772
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	2,225	1,679,851
			3,466,623
Healthcare-Services — 3.4%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,025	1,443,224
4.625%	06/01/30	1,800	1,388,139
HCA, Inc.,
Gtd. Notes
7.050%	12/01/27	1,750	1,785,132
7.500%	11/06/33	650	684,936
Gtd. Notes, MTN
7.750%	07/15/36	400	412,001
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	350	291,070
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29(a)	1,650	1,161,319
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,175	1,048,811
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	2,025	1,812,084
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	1,250	1,102,761
Sr. Sec’d. Notes, 144A
4.250%	06/01/29(a)	1,725	1,427,833
4.375%	01/15/30(a)	1,175	979,987
6.125%	06/15/30	500	459,881
Sr. Unsec’d. Notes
6.875%	11/15/31(a)	2,350	2,085,354
			16,082,532
Home Builders — 4.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	725	529,830
4.625%	04/01/30	700	501,426
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	1,300	$1,005,353
6.750%	03/15/25	850	788,751
7.250%	10/15/29(a)	1,775	1,406,029
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	1,175	867,761
6.250%	09/15/27(a)	625	524,644
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	625	465,625
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27(a)	325	305,876
Gtd. Notes, 144A
3.875%	08/15/29	625	479,638
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26(a)	350	290,362
5.000%	03/01/28(a)	1,300	1,042,293
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	625	459,661
4.800%	11/15/29	450	363,358
6.875%	06/15/27	1,050	1,003,676
7.250%	07/15/30	225	204,298
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	325	237,562
4.950%	02/01/28(a)	625	521,448
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	1,150	875,782
5.250%	12/15/27(a)	1,000	830,000
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	525	466,276
6.000%	06/01/25	975	946,129
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28(a)	1,175	955,373
4.750%	04/01/29	700	546,105
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	925	787,657
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27(a)	625	581,939
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	1,792	1,447,105
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	1,150	1,150,000

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28(a)	1,190	$1,013,152
			20,597,109
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	175	139,368
Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,250	941,533
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31	50	39,265
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	825	631,125
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	150	131,250
			1,743,173
Housewares — 0.5%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31(a)	1,275	896,803
4.375%	02/01/32	275	195,454
4.500%	10/15/29	150	109,069
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29(a)	1,900	1,126,003
			2,327,329
Insurance — 0.1%
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	675	532,071
Internet — 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27(a)	475	400,121
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28(a)	820	656,049
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29(a)	400	326,945
NortonLifeLock, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25(a)	875	832,207
			2,215,322
Iron/Steel — 0.3%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	863	796,496
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	200	$165,660
4.375%	03/15/32	225	177,764
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	76	69,179
			1,209,099
Leisure Time — 0.1%
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27(a)	250	190,625
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	150	116,625
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	375	267,192
			574,442
Lodging — 1.3%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	925	709,291
4.000%	05/01/31	150	121,346
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	750	663,756
4.750%	10/15/28(a)	1,575	1,333,354
5.500%	04/15/27(a)	525	470,585
5.750%	06/15/25	25	23,884
6.750%	05/01/25(a)	955	940,190
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	350	323,840
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	675	438,750
5.625%	08/26/28(a)	1,350	904,500
			5,929,496
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	550	471,941
Machinery-Diversified — 0.4%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	625	467,200
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24(a)	1,504	1,423,983

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	224	$190,400
			2,081,583
Media — 6.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	3,040	2,317,076
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23	140	139,297
4.250%	02/01/31	3,775	2,920,416
4.500%	06/01/33	315	233,643
4.750%	03/01/30(a)	2,375	1,924,110
5.000%	02/01/28(a)	930	810,712
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,190	838,766
4.125%	12/01/30(a)	575	431,993
5.375%	02/01/28(a)	890	776,312
5.500%	04/15/27	200	176,020
6.500%	02/01/29	400	353,527
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	3,275	2,227,019
5.000%	11/15/31	310	204,471
5.750%	01/15/30(a)	2,025	1,440,018
7.500%	04/01/28	200	163,289
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	6,605	451,301
Sec’d. Notes, 144A
5.375%	08/15/26	6,440	1,278,930
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	285	278,864
5.125%	06/01/29	1,965	1,154,636
7.375%	07/01/28	950	639,043
7.750%	07/01/26(a)	4,150	3,182,616
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,335	1,231,094
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26	325	301,523
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	300	267,991
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	250	212,185
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	310	263,519
5.625%	07/15/27(a)	455	418,956
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26(a)	505	$414,049
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28(a)	1,540	1,068,628
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27(a)	285	236,150
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	520	423,954
5.125%	02/15/25	1,760	1,670,038
6.625%	06/01/27(a)	1,275	1,205,163
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	1,475	1,122,549
			30,777,858
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29(a)	475	400,550
Mining — 1.8%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26(a)	925	846,375
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	1,200	912,000
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	710	692,694
6.875%	10/15/27	425	382,500
7.500%	04/01/25(a)	2,075	1,976,437
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.125%	04/15/32(a)	425	363,320
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	575	534,786
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	300	249,414
6.125%	04/01/29(a)	995	800,209
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27(a)	1,350	1,066,500
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31(a)	650	485,114
4.750%	01/30/30	50	41,023
			8,350,372

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	$391,407
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	472,000
			863,407
Oil & Gas — 6.1%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	725	700,877
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24^(d)	5,200	35,360
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	1,500	1,347,668
7.625%	02/01/29(a)	778	778,087
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26(a)	850	820,013
9.000%	11/01/27	726	885,748
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	1,514	1,601,055
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	287,334
5.875%	02/01/29	300	278,654
6.750%	04/15/29(a)	675	646,280
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25(a)	1,525	1,456,708
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	1,375	1,339,403
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	450	391,760
6.750%	03/01/29	825	763,505
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	200	177,393
5.625%	10/15/25(a)	350	335,090
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28(a)	1,500	1,426,833
EQT Corp.,
Sr. Unsec’d. Notes
5.000%	01/15/29	175	163,632
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	275	242,679
6.000%	04/15/30(a)	475	419,011
6.000%	02/01/31(a)	350	305,899
6.250%	11/01/28(a)	900	830,777
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.250%	04/15/32(a)	625	$555,927
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29(a)	450	402,188
7.125%	02/01/27(a)	1,352	1,372,280
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	900	783,000
7.500%	01/15/28(a)	1,250	1,012,500
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25(a)	1,300	1,182,624
Gtd. Notes, 144A
7.375%	05/15/27	50	46,198
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.125%	01/01/31(a)	400	393,956
6.625%	09/01/30(a)	100	101,318
7.150%	05/15/28	275	283,663
7.875%	09/15/31	100	107,222
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	500	402,500
4.625%	05/01/30	500	404,260
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	200	176,048
7.125%	01/15/26(a)	1,225	1,146,906
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	1,075	1,013,379
Gtd. Notes, 144A
4.750%	02/15/30	225	195,119
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	500	420,279
5.375%	02/01/29	125	113,559
5.375%	03/15/30(a)	1,525	1,370,659
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	450	373,661
4.500%	04/30/30(a)	1,175	964,090
5.875%	03/15/28	100	91,337
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25(a)	250	190,625
7.500%	01/15/26	650	479,375
8.000%	02/01/27	225	156,375
			28,972,814
Packaging & Containers — 1.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,107	757,621

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	375	$311,250
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	425	270,245
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28(a)	820	663,583
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	300	288,000
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	425	347,438
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28(a)	960	762,278
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(a)	525	425,961
6.750%	07/15/26	50	45,317
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29(a)	1,175	857,752
10.500%	07/15/27	150	128,589
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	325	256,750
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25	200	188,746
6.625%	05/13/27	220	199,789
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	500	414,029
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
9.250%	08/01/24	150	137,465
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	325	273,933
			6,328,746
Pharmaceuticals — 1.9%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29(a)	500	400,688
5.125%	03/01/30	750	618,873
6.125%	08/01/28	820	737,009
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,550	567,842
5.000%	02/15/29	600	231,558
5.250%	01/30/30	1,200	450,000
5.250%	02/15/31	1,250	475,000
6.250%	02/15/29	5,960	2,213,842
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
7.000%	01/15/28	250	$95,363
9.000%	12/15/25	500	325,000
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30(a)	875	751,598
6.750%	02/15/30	175	162,781
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	350	301,108
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	450	384,714
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	700	574,170
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	900	675,628
			8,965,174
Pipelines — 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	750	660,420
5.750%	01/15/28(a)	1,825	1,665,790
7.875%	05/15/26	200	201,151
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31(a)	900	756,275
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28(a)	2,250	2,063,598
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	150	117,947
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	395	381,750
Gtd. Notes, 144A
6.450%	11/03/36	200	181,994
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	625	518,124
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	50	42,821
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	101	93,538
6.500%	07/01/27(a)	810	751,572
7.500%	06/01/27	175	167,169
7.500%	06/01/30	175	165,711
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	360,665
7.000%	08/01/27	260	236,905

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,069	$1,687,297
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,275	1,090,229
6.000%	12/31/30	975	828,644
7.500%	10/01/25	175	172,810
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29(a)	440	378,205
4.125%	08/15/31	240	198,891
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	275	256,521
4.300%	02/01/30	575	489,143
5.500%	08/15/48	300	243,574
			13,710,744
Real Estate — 1.5%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,925	1,531,045
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25(a)	1,825	1,713,338
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)	625	482,833
4.375%	02/01/31(a)	700	503,332
5.375%	08/01/28(a)	720	597,977
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,525	1,167,178
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30(a)	1,050	715,454
5.750%	01/15/29	200	144,267
			6,855,424
Real Estate Investment Trusts (REITs) — 2.5%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	375	242,553
9.750%	06/15/25	1,112	1,008,921
Sr. Unsec’d. Notes
4.750%	02/15/28	2,350	1,480,570
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	600	417,904
5.000%	10/15/27(a)	825	712,570
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25	1,435	1,427,564
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	$281,619
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	330	265,347
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	3,755	3,658,367
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28(a)	445	352,280
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	01/15/28(a)	1,175	1,046,546
4.625%	12/01/29	1,175	1,020,757
			11,914,998
Retail — 3.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,050	1,614,539
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	400	348,084
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29	1,600	954,232
Sr. Sec’d. Notes, 144A
4.875%	07/15/28	100	70,178
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	150	103,089
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	200	192,088
Sr. Unsec’d. Notes
3.875%	05/15/23	250	246,097
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29(a)	500	338,621
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25(a)	250	225,505
8.500%	10/30/25(a)	1,075	940,130
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	04/01/26	150	131,895
5.875%	04/01/29	330	270,969
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)	1,025	779,706
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	425	351,760
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,200	886,816

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	800	$525,008
3.875%	10/01/31(a)	1,000	640,751
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,100	744,897
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	500	388,351
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29(a)	1,770	1,150,692
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	225	149,962
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	375	279,273
7.500%	10/15/27	575	526,097
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,600	2,463,086
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29(a)	475	378,448
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	260,269
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	1,100	903,389
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29(a)	1,125	932,209
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28(a)	625	516,403
			17,312,544
Software — 0.3%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,410	1,201,033
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
5.000%	12/15/29	200	164,881
Rackspace Technology Global, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	02/15/28(a)	330	217,948
			1,583,862
Telecommunications — 4.0%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	950	849,062
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26(a)	350	$322,388
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%
8.000%	04/01/25	672	295,782
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	1,618	986,693
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	1,050	945,000
8.750%	05/25/24	1,058	962,100
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	5,525	3,176,875
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	675	590,220
7.000%	10/15/28(a)	900	769,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23^(d)	1,595	2
Gtd. Notes, 144A
8.500%	10/15/24^(d)	25	—
9.750%	07/15/25^(d)	3,955	4
Sr. Sec’d. Notes, 144A
6.500%	03/15/30(a)	2,355	2,002,221
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	145	106,171
4.250%	07/01/28(a)	460	359,411
4.625%	09/15/27(a)	335	278,799
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	935	632,986
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	125	84,188
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	100,993
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	441,942
8.750%	03/15/32	731	847,275
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)	885	910,097
7.625%	03/01/26(a)	500	518,775
7.875%	09/15/23	1,175	1,191,408
Switch Ltd.,
Gtd. Notes, 144A
4.125%	06/15/29	275	273,022
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	1,155	897,324

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	510	$409,828
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28(a)	960	674,871
			18,626,937
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/28(a)	775	621,793

Total Corporate Bonds (cost $440,872,417)			356,317,802
Floating Rate and other Loans — 3.1%
Airlines — 0.3%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
6.533%(c)	04/21/28	1,228	1,169,671
Chemicals — 0.0%
TPC Group, Inc.,
Term Loan DIP Facility, 1 Month SOFR + 10.000%
12.768%(c)	03/01/23^	127	126,736
Electric — 0.1%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
8.806%(c)	07/30/26	1,864	608,661
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 3 Month LIBOR + 4.000%
7.602%(c)	10/06/28	786	609,189
Insurance — 0.2%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
8.365%(c)	01/20/29	1,290	980,400
Media — 0.3%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%
10.695%(c)	05/25/26	960	911,595
Second Lien Term Loan, 1 Month SOFR + 3.350%
5.945%(c)	08/24/26	2,231	432,884
			1,344,479
Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
11.455%(c)	11/01/25^	1,385	1,447,325
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%
9.365%(c)	03/28/24	748	745,388
			2,192,713
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Retail — 0.2%
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
7.924%(c)	03/31/26	317	$295,041
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
6.865%(c)	03/06/28	565	519,429
			814,470
Software — 0.6%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%
6.865%(c)	10/02/25	706	667,593
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%
8.615%(c)	02/27/26	250	231,875
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%
10.621%(c)	06/13/25	975	786,703
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%
6.871%(c)	06/13/24	179	155,084
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.250%
7.960%(c)	07/14/28	1,171	989,460
			2,830,715
Telecommunications — 0.8%
West Corp.,
Incremental B1 Term Loan, 1 Month LIBOR + 3.500%
6.615%(c)	10/10/24	738	624,013
Initial Term B Loan, 1 Month LIBOR + 4.000%
7.115%(c)	10/10/24	2,219	1,898,304
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%
7.115%(c)	10/02/28	1,138	993,640
Second Lien Initial Term Loan, 3 Month LIBOR + 7.000%
10.115%(c)	10/01/29^	265	229,888
			3,745,845

Total Floating Rate and other Loans (cost $16,995,767)			14,422,879
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.274%(cc)	10/25/35	4	2,921
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.176%(cc)	10/25/35	2	1,351
Series 2006-HY13, Class 4A1
3.196%(cc)	02/25/37	2	1,467
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
3.203%(c)	07/20/46	2	1,755
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
3.294%(c)	10/25/46	15	8,410

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.223%(cc)	03/20/36	3	$2,851
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.878%(cc)	09/25/37	7	6,098
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
3.353%(c)	07/19/46	4	2,194
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
3.464%(c)	09/25/46	3	2,760
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	10	5,601
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
3.294%(c)	04/25/46	2	1,429
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
5.749%(cc)	02/25/36	9	7,591
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	1,534
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.053%(cc)	02/25/37	2	1,487
Series 2007-HY01, Class 4A1
3.223%(cc)	02/25/37	2	2,106

Total Residential Mortgage-Backed Securities (cost $54,214)			49,555
U.S. Treasury Obligations — 8.3%
U.S. Treasury Notes
2.750%	04/30/27(a)(k)	31,209	29,455,932
3.000%	07/31/24	9,849	9,629,706

Total U.S. Treasury Obligations (cost $40,661,188)			39,085,638

	Shares
Common Stocks — 3.0%
Electric Utilities — 0.4%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,273,580; purchased 02/28/19 )*^(f)	11,836	1,301,960
Keycon Power Holdings LLC*^	2,150	272,835
		1,574,795
Gas Utilities — 0.6%
Ferrellgas Partners LP (Class B Stock)^	13,116	2,951,100
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.2%
Vistra Corp.	44,042	$924,882
Oil, Gas & Consumable Fuels — 1.5%
Chesapeake Energy Corp.(a)	62,000	5,841,020
Chesapeake Energy Corp. Backstop Commitment	1,220	114,936
Civitas Resources, Inc.(a)	19,110	1,096,723
		7,052,679
Wireless Telecommunication Services — 0.3%
Intelsat Emergence SA (Luxembourg)*	52,734	1,450,185

Total Common Stocks (cost $6,402,907)		13,953,641
Preferred Stocks — 0.7%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%(c), 3 Month LIBOR + 3.550%, Maturing 05/10/24(oo)	11,850	297,790
Construction Materials — 0.0%
New Millennium Homes LLC, Maturing 01/01/49^	409	2,045
Gas Utilities — 0.6%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850,000	2,850,000
Media — 0.0%
Adelphia Communications Corp.^	700	1

Total Preferred Stocks (cost $3,061,417)		3,149,836

	Units
Rights* — 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A, CVR (Luxembourg), expiring 12/05/25^	5,521	52,620
Intelsat Jackson Holdings SA, Series B, CVR (Luxembourg), expiring 12/05/25^	5,521	10,929

Total Rights (cost $0)		63,549
Warrants* — 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^	1,057,859	106
(cost $0)

Total Long-Term Investments (cost $519,701,550)		438,648,650

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Short-Term Investments — 39.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	24,091,187	$24,091,187
PGIM Institutional Money Market Fund (cost $160,110,021; includes $159,704,950 of cash collateral for securities on loan)(b)(wa)	160,277,570	160,165,375

Total Short-Term Investments (cost $184,201,208)		184,256,562

TOTAL INVESTMENTS—132.0% (cost $703,902,758)		622,905,212

Liabilities in excess of other assets(z) — (32.0)%		(151,168,558)

Net Assets — 100.0%		$471,736,654

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
DIP	Debtor-In-Possession
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $9,280,911 and 2.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $157,015,936; cash collateral of $159,704,950 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,273,580. The aggregate value of $1,301,960 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at September 30, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, Term SOFR + 0.000%, 0.000%(c), Maturity Date 03/01/23 (cost $62,256)^	62	$62,256	$—	$—
A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
88	2 Year U.S. Treasury Notes	Dec. 2022	$18,074,375	$(302,074)
85	5 Year U.S. Treasury Notes	Dec. 2022	9,138,164	(358,443)
360	10 Year U.S. Treasury Notes	Dec. 2022	40,342,500	(1,877,002)
				(2,537,519)
Short Positions:
2	20 Year U.S. Treasury Bonds	Dec. 2022	252,813	20,312
21	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	2,877,000	264,767
				285,079
				$(2,252,440)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	12/20/22	5.000%(Q)	450	0.998%	$4,696	$3,722	$974	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	13,140	$311,218	$379,729	$68,511

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	17,360	5.624%	$(473,380)	$(366,430)	$106,950
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
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PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	03/20/23	(1,250)	$48,615	$—	$48,615
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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